Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 06, 2017
Supplement [Text Block]	ust_SupplementTextBlock

SELECTIVE OPPORTUNITY FUND (the “Fund”)

Supplement to the Prospectus dated January 28, 2017

Effective immediately, the Sector/Industry Risk” disclosure on page 2 of the Fund’s prospectus is deleted in its entirety and replaced as follows:

Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Selective Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ust_SupplementTextBlock

SELECTIVE OPPORTUNITY FUND (the “Fund”)

Supplement to the Prospectus dated January 28, 2017

Effective immediately, the Sector/Industry Risk” disclosure on page 2 of the Fund’s prospectus is deleted in its entirety and replaced as follows:

Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.